Leases (Details) - Schedule of cash flows related operating lease liabilities $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of cash flows related operating lease liabilities [Abstract]
2021	$ 421
2022	450
2022	450
2023	348
2025	163
Thereafter	360
Total lease payments (undiscounted)	2,192
Less – discount to net present value	(354)
Present value of lease liabilities	$ 1,838